Leases (Details) - Schedule of Balance Sheet Information Related to Leases - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Assets
Operating lease – ROU assets	$ 84,780	$ 451,084
Liabilities
Operating lease liabilities	59,807	438,263
Operating lease liabilities	25,934	25,406
Total lease liabilities	$ 85,741	$ 463,669
Weighted average remaining term (years)
Operating leases	5 months 15 days	9 months 25 days
Weighted average discount rate
Operating leases	5.18%	5.00%